As filed with the Securities and Exchange Commission on October 7, 2011

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 67	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 1-866-909-9473

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Richard Morris, Esq.
Morgan, Lewis & Bockius, LLP	WisdomTree Asset Management, Inc.
1111 Pennsylvania Avenue, NW	380 Madison Avenue, 21st Floor
Washington, DC 20004	New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On November 7, 2011 pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A for WisdomTree Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until November 7, 2011, the effectiveness of Post-Effective Amendment No. 58 (“PEA No. 58”), which was filed with the Commission via EDGAR Accession No. 0001193125-11-197572 on July 26, 2011, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 58 by means of this filing, Parts A, B and C of PEA No. 58 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the WisdomTree Germany Hedged Equity Fund is incorporated herein by reference to Part A of PEA No. 58.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the WisdomTree Germany Hedged Equity Fund is incorporated herein by reference to Part B of PEA No. 58.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 58.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 65 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 7th day of October, 2011.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 65 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg	President (Principal Executive Officer) and Trustee	October 7, 2011
Jonathan Steinberg

/s/ Amit Muni*	Treasurer (Principal Financial and Accounting Officer) and Assistant Secretary	October 7, 2011
Amit Muni*

/s/ Gregory Barton*	Trustee	October 7, 2011
Gregory Barton*

/s/ Toni Massaro*	Trustee	October 7, 2011
Toni Massaro*

/s/ Victor Ugolyn*	Trustee	October 7, 2011
Victor Ugolyn*

*By:	/s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)